RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CNY (¥) ¥ in Thousands	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Beijing Shihui Agriculture Ltd [Member] | Sales [Member]
Due from related parties (note 3)	¥ 102,234	¥ 40,586	¥ 0